Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Net Loss per Share

The Company calculates basic and diluted net loss per share using the weighted-average number of shares of common stock outstanding during the period.

When the Company is in a net loss position, it excludes from the calculation of diluted net loss per share all potentially dilutive stock options, preferred stock and warrants, and the diluted net loss per share is the same as the basic net loss per share for such periods. If the Company was to be in a net income position, the weighted average number of shares used to calculate the diluted net income per share would include the potential dilutive effect of in-the-money securities, as determined using the treasury stock method.

The table below presents the potentially dilutive securities that would have been included in the calculation of diluted net loss per share if they were not antidilutive for the periods presented.

	As of September 30,
	2016	2015
Stock options	815,412	438,249
Restricted stock awards	205,478	610,926
Preferred stock	2,975,424	3,038,162
Common stock warrants	5,124,144	805,361
Total	9,120,458	4,892,698

The Company calculates basic and diluted net loss per share using the weighted average number of shares of common stock outstanding during the period.

When the Company is in a net loss position, it excludes from the calculation of diluted net loss per share all potentially dilutive stock options, preferred stock and warrants, and the diluted net loss per share is the same as the basic net loss per share for such periods. If the Company was to be in a net income position, the weighted average number of shares used to calculate the diluted net income per share would include the potential dilutive effect of in-the-money securities, as determined using the treasury stock method.

The table below presents the potentially dilutive securities that would have been included in the calculation of diluted net loss per share if they were not antidilutive for the periods presented.

	Years Ended December 31,
	2015	2014
Stock options	438,248	6,030
MabVax Series A redeemable convertible preferred stock	—	18,596
MabVax Series B redeemable convertible preferred stock	—	21,114
MabVax Series C-1 redeemable convertible preferred stock	—	55,736
Series B redeemable convertible preferred stock	—	13,905
Series A-1 preferred stock	—	100,359
Series C preferred stock	—	6,355
Series D preferred stock	2,587,717	—
Series E preferred stock	450,446	—
Unvested restricted stock	310,926	—
Warrants to purchase common stock	974,280	—
Total	4,761,617	222,095